Income tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flow hedge derivative financial instruments	$ (2,540)	$ 0	$ 0
Valuation allowance	650	0	0
Deferred tax (benefit) recognized in OCI	$ (1,890)	$ 0	$ 0